SHARE-BASED PAYMENT - 2015 Plan (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 21, 2015
SHARE-BASED PAYMENT
Share-based compensation expense	¥ 65,154	¥ 55,128	¥ 134,709
2015 Plan
SHARE-BASED PAYMENT
Shares authorized (in shares)				14,328,358
PRC Plan | Share Options
SHARE-BASED PAYMENT
Granted	0	0	0
Share-based compensation expense	¥ 480	¥ 1,194	¥ 40,449